Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,721,633
Previously Paid Amount
Total Fee Amount	1,182.18
Total Offset Amount
Net Fee	$ 1,182.18